Related Party Balances and Transactions (Details) - Schedule of Corporate Borrowings - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Corporate Borrowings Abstract
Beginning Balance	¥ 59,932	¥ 53,005	¥ 56,353
Ending Balance	55,251	59,932	53,005
Change in fair value	7,524	6,451	11,242
Change in other comprehensive income	405	¥ 476	(1,590)
Repayment of amounts due to related party	¥ (12,610)		¥ (13,000)